Offsets	Mar. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	First Business Financial Services, Inc
Form or Filing Type	S-3
File Number	333-263296
Initial Filing Date	Mar. 04, 2022
Fee Offset Claimed	$ 6,952.50
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal Shelf)
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 75,000,000.00
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, a registration fee of $6,952.50 was paid with respect to securities available for issuance under a Registration Statement on Form S-3 (File No. 333-263296) filed by the registrant on March 4, 2022, amended on February 24, 2023, and declared effective on March 2, 2023 (the Prior Registration Statement). The Registrant hereby offsets the total registration fee of $13,810.00 due under this registration statement by $6,952.50 (calculated at the fee rate in effect at the date of the Prior Registration Statement of $92.70 per million dollars), which represents the portion of the registration fee previously paid with respect to $75,000,000 of unsold securities previously registered under the Prior Registration Statement. The offering of the unsold securities registered under the Prior Registration Statement has been terminated.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	First Business Financial Services, Inc
Form or Filing Type	S-3
File Number	333-263296
Filing Date	Mar. 04, 2022
Fee Paid with Fee Offset Source	$ 6,952.50